United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2019

Date of Reporting Period: Quarter ended 12/31/2018

Item 1.	Schedule of Investments

Federated Equity Advantage Fund
Portfolio of Investments
December 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—100.6%
		COMMUNICATION SERVICES—11.3%
		Media—11.3%
2,910	[1]	Altice USA, Inc.	$48,073
4,245		Emerald Expositions Events, Inc.	52,383
6,120		Entercom Communication Corp.	34,945
1,390		Sinclair Broadcast Group, Inc.	36,613
26,340	[1]	Urban One, Inc.	42,408
		TOTAL COMMUNICATION SERVICES	214,422
		CONSUMER DISCRETIONARY—21.2%
		Auto Components—7.8%
3,765	[1]	American Axle & Manufacturing Holdings, Inc.	41,792
3,340		Goodyear Tire & Rubber Co.	68,169
315		Lear Corp.	38,701
		TOTAL	148,662
		Hotels Restaurants & Leisure—5.3%
1,800		Aramark	52,146
2,910	[1]	Stars Group, Inc./The	48,073
		TOTAL	100,219
		Household Durables—3.0%
3,030		Newell Brands, Inc.	56,327
		Specialty Retail—2.5%
4,815	[1]	Party City Holdco, Inc.	48,054
		Textiles Apparel & Luxury Goods—2.6%
3,875		Hanesbrands, Inc.	48,554
		TOTAL CONSUMER DISCRETIONARY	401,816
		CONSUMER STAPLES—6.6%
		Food Products—6.6%
2,195		B&G Foods, Inc., Class A	63,458
700	[1]	Post Holdings, Inc.	62,391
		TOTAL CONSUMER STAPLES	125,849
		ENERGY—9.1%
		Oil Gas & Consumable Fuels—9.1%
2,310		Enviva Partners LP/Enviva Partners Finance Corp.	64,103
2,155		Sunoco LP	58,594
4,325	[1]	WPX Energy, Inc.	49,089
		TOTAL ENERGY	171,786
		HEALTH CARE—4.9%
		Health Care Technology—1.6%
2,135	[1]	Inovalon Holdings, Inc.	30,275
		Pharmaceuticals—3.3%
665	[1]	Mallinckrodt PLC	10,507
1,665	[1]	Prestige Consumer Healthcare, Inc.	51,415
		TOTAL	61,922
		TOTAL HEALTH CARE	92,197

Shares			Value
		COMMON STOCKS—continued
		INDUSTRIALS—2.4%
		Commercial Services & Supplies—2.4%
1,300		Multi-Color Corp.	$45,617
		INFORMATION TECHNOLOGY—15.3%
		Communications Equipment—2.2%
995	[1]	Lumentum Holdings, Inc.	41,800
		Electronic Equipment Instruments & Components—7.5%
1,040	[1]	Anixter International, Inc.	56,482
603		CDW Corp.	48,873
3,775	[1]	TTM Technologies, Inc.	36,731
		TOTAL	142,086
		IT Services—3.0%
3,310	[1]	First Data Corp.	55,972
		Technology Hardware Storage & Peripherals—2.6%
2,158	[1]	NCR Corp.	49,807
		TOTAL INFORMATION TECHNOLOGY	289,665
		MATERIALS—23.1%
		Chemicals—4.3%
2,185	[1]	Axalta Coating Systems Ltd.	51,173
1,810	[1]	Koppers Holdings, Inc.	30,842
		TOTAL	82,015
		Containers & Packaging—15.7%
5,160		Ardagh Group SA	57,173
1,365	[1]	Crown Holdings, Inc.	56,743
5,667		Graphic Packaging Holding Co.	60,297
4,137	[1]	Owens-Illinois, Inc.	71,322
1,349		WestRock Co.	50,938
		TOTAL	296,473
		Metals & Mining—3.1%
2,715		Teck Resources Ltd.	58,481
		TOTAL MATERIALS	436,969
		REAL ESTATE—3.4%
		Equity Real Estate Investment Trusts (REITs)—3.4%
1,995		Gaming and Leisure Properties, Inc.	64,458
		UTILITIES—3.3%
		Gas Utilities—3.3%
3,257		Suburban Propane Partners LP	62,762
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,228,241)	1,905,541
		INVESTMENT COMPANY—0.8%
15,123		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.54%[2] (IDENTIFIED COST $15,123)	15,123
		TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $2,243,364)	1,920,664
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[3]	(26,507)
		TOTAL NET ASSETS—100%	$1,894,157

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2018	16,915
Purchases/Additions	90,513
Sales/Reductions	(92,305)
Balance of Shares Held 12/31/2018	15,123
Value	$15,123
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$31
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At December 31, 2018, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date February 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2019